Related parties (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Salaries, wages and benefits	1,159	1,120
Share-based payments	1,723	1,517
Supervisory Board’s fees	212	86
Total compensation to related parties	3,094	2,722
The payments between the two companies as well as the liabilities and receivables are as follows:

	As of June 30, 2025
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	7,387	1,837
Payments (Nanobiotix SA towards Janssen) / Payables	—	(7,905)
Total	7,387	(6,068)